CONDENSED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Proceeds from Related Party Debt		$ 2,727,000
Stock Issued During Period, Value, Purchase of Assets	$ 15,000,000	$ 15,000,000